11. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Jan. 31, 2018
Notes
11. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

11.      SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	2018	2017	2016

Non-cash transactions were as follows:
deferred exploration expense recorded
as accounts payable	$ 4,132	$ 9,260	$ 16,538
as owing to related parties	$ -	$ 4,000	$ 4,000